Financial Assets - Summary of Loans Maturity (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans		¥ 669,906	¥ 660,978
Net value	[1]	666,087	658,535
Impairment [member]
Disclosure of financial assets [line items]
Impairment charge of loans		(3,819)	(2,443)
Within one year [member]
Disclosure of financial assets [line items]
Loans		348,940	231,291
After one year but within five years [member]
Disclosure of financial assets [line items]
Loans		182,493	287,196
After five years but within ten years [member]
Disclosure of financial assets [line items]
Loans		106,319	114,885
After ten years [member]
Disclosure of financial assets [line items]
Loans		¥ 32,154	¥ 27,606

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.